PRPM Fundido 2025-1 Designated Activity Company ABS-15G

EXHIBIT 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

PRPM FUNDIDO 2025-1 DESIGNATED ACTIVITY COMPANY
4 Pembroke Street Upper

Dublin 2

Ireland (the “Issuer”)

Goldman Sachs International
Plumtree Court

25 Shoe Lane

London

EC4A 4AU (the “Arranger”)

Société Générale S.A.
29 Boulevard Haussmann

75009 Paris

France (a “Joint Lead Manager”, and together with the Arranger, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

2 April 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY PRPM FUNDIDO 2025-1 DESIGNATED ACTIVITY COMPANY OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE SECURITIES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Arranger, the Joint Lead Managers, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger, the Joint Lead Managers and the Managers as discussed above. The Issuer shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

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The procedures that we performed and our findings are as follows:

1.             Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file, ‘PRPM Fundido 2025-1 RMBS Tape_2024_12_v8.xlsx’ (the “First Pool Run”) containing an account number for each of the 4,938 loans and a property number for each of the 5,022 properties in the Loan Pool.

A random sample of 447 loans and 447 corresponding properties was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided the data file ‘Muestra definitiva – Pepper v03.xlsx’ (together with the First Pool Run, the “Sample Pool”) containing information for each loan and property in the Sample as at 31 December 2024 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during January and February 2025.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.37 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these agreed upon procedures was the Abanca System, Cajamar System, Banco Sabadell System (together, the “Originator’s System”), the data files ‘Muestra definitiva - Pepper v02’ (the “Pepper System Extracts”), Nota Simple, Appraisal Certificate, Deed, borrower ID , the data files ‘Project_Utrecht_DatosAPepper_PBC’ and ‘2.2 Project XALLAS - Phase II Data Tape_vSent’ (together, the ”Originator Acquisition Extracts”) and the data files ‘20250207_Project Fundido.xlsb’ and ‘Broker Rec Fundido_20250127.xlsx’ (together, the “Current Valuation Data Extracts”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.             Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

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2.1	Public Deed

For each loan shown in the Sample Pool, we confirmed whether the mortgage file included a Deed in relation to the loan. We found that the mortgage file included a Deed, except for 1 case.

Deloitte reference	Description of exception
DT005	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.2	Public Deed Restrictions

For each loan shown in the Sample Pool, we confirmed whether the Deed in relation to the loan did not contain any restrictions in connection with loan transmission within the contract clause. We found that the Deed did not contain any restrictions in connection with loan transmission within the contract clause, except for 1 case.

Deloitte reference	Description of exception
DT005	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.3	Property Type

For each property shown in the Sample Pool, we confirmed whether the property type shown in the Sample Pool agreed with that shown on the Nota Simple, Appraisal Certificate or Deed. We found that the property type agreed to that shown on the Nota Simple, Appraisal Certificate or Deed, except for 3 cases.

Deloitte reference	Description of exception
DT032	Sample Pool = flat; Nota Simple/Appraisal Certificate/Deed = detached house
DT058	Sample Pool = flat; Nota Simple/Appraisal Certificate/Deed = detached house
DTExtra8	Sample Pool = apartment; Nota Simple/Appraisal Certificate/Deed = semi-detached house

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.4	Originator

For each loan shown in the Sample Pool, we confirmed whether the originator shown on the Sample Pool agreed to that shown on the Deed. We found that the originator agreed to the Deed, except for 1 case.

Deloitte reference	Description of exception
DT005	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.5	Loan Origination Date

For each loan shown in the Sample Pool, we confirmed whether the loan origination date shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the loan origination date agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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2.6	Loan Maturity Date

For each loan shown in the Sample Pool, we confirmed whether the loan maturity date shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the loan maturity date agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7	Original Loan Amount

For each loan shown in the Sample Pool, we confirmed whether the original loan amount shown in the Sample Pool agreed with that shown on the Originator’s System or the Deed. We found that the original loan amount agreed to that shown on the Originator’s System or the Deed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Interest Rate Type

For each loan shown in the Sample Pool, we confirmed whether the current interest rate type shown in the Sample Pool agreed with that shown on the Deed. We found that the current interest rate type agreed to that shown on the Deed, except for 2 cases.

Deloitte reference	Description of exception
DT005	Deed unavailable
DT405	Sample Pool = variable; Deed = fixed

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.9	Interest Rate Reference

For each loan shown in the Sample Pool, we confirmed whether the current interest rate reference shown in the Sample Pool agreed with that shown on the Deed. We found that the current interest rate reference agreed to that shown on the Deed, except for 4 cases.

Deloitte reference	Description of exception
DT005	Deed unavailable
DT257	Sample Pool = N/A; Deed = annual
DT405	Sample Pool = annual EURIBOR; Deed = N/A
DT425	Sample Pool = N/A; Deed = annual

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.10	Current Interest Rate Margin

For each loan shown in the Sample Pool, we confirmed whether the current interest rate margin shown in the Sample Pool agreed with that shown on Originator’s System. We found that the current interest rate margin agreed to that shown on the Originator’s System, except for 1 case.

Deloitte reference	Description of exception
DT005	Sample Pool = 0%; Originator’s System = -0.1%

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As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.11	Interest Rate Floor

For each loan shown in the Sample Pool, we confirmed whether the interest rate floor shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the interest rate floor agreed to that shown on the Originator’s System, except for 1 case.

Deloitte reference	Description of exception
DT361	Sample Pool = N/A; Originator’s System = 4%

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.12	Interest Rate Cap

For each loan shown in the Sample Pool, we confirmed whether the interest rate cap shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the interest rate cap agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Last Rate Update

For each loan shown in the Sample Pool, we confirmed whether the last rate update shown in the Sample Pool agreed with that shown on the Originator’s System. For loans originated by ABANCA we confirmed the last rate update range shown on the Originator’s System was within the rate update frequency shown on the Sample Pool. We found that the last rate update agreed to that shown on the Originator’s System, or for ABANCA loans the last rate update range was within the rate update frequency shown on the Sample Pool, except for 1 case.

Deloitte reference	Description of exception
DT376	Sample Pool = 11/06/2013; Originator’s System = 10/06/2013

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.14	Rate Update Frequency

For each loan shown in the Sample Pool, we confirmed whether the rate update frequency shown in the Sample Pool agreed with that shown on the Deed. We found that the rate update frequency agreed to that shown on the Deed, except for 4 cases.

Deloitte reference	Description of exception
DT005	Deed unavailable
DT257	Sample Pool = N/A; Deed = annual
DT425	Sample Pool = N/A; Deed = annual
DT006	Sample Pool = bi-annual; Deed = annual

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.15	Current Interest Rate

For each loan shown in the Sample Pool, we confirmed whether the current interest rate shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the current interest rate agreed to that shown on the Originator’s System, with no exceptions.

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As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Amortisation Frequency

For each loan shown in the Sample Pool, we confirmed whether the amortisation frequency shown in the Sample Pool agreed with that shown on the Deed. We found that the amortisation frequency agreed to that shown on the Deed, except for 1 case.

Deloitte reference	Description of exception
DT005	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.17	Amortisation Type

For each loan shown in the Sample Pool, we confirmed whether the amortisation type shown in the Sample Pool agreed with that shown on the Deed. We found that the amortisation type agreed to that shown on the Deed, except for 1 case.

Deloitte reference	Description of exception
DT005	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.18	Total Outstanding Balance

For each loan shown in the Sample Pool, we confirmed whether the current total outstanding balance shown in the Sample Pool agreed with that shown on the Originator’s System, as at the Cut-off Date. We found that the current total outstanding balance agreed to that shown on the Originator’s System, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT165	Sample Pool = €183,139.61; Originator’s System = €183,312.41

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.19	Grace Period End Date

For each loan shown in the Sample Pool, we confirmed whether the grace period end date shown in the Sample Pool agreed with that shown on the Pepper System Extracts and the Originator’s System. We found that the grace period end date agreed to that shown on the Pepper System Extracts and the Originator’s System, with no exceptions.

As a result of the procedure there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Restructure Flag

For each loan shown in the Sample Pool, we confirmed whether the restructure flag shown on the Sample Pool agreed to that shown on the Pepper System Extracts. We found that the restructure flag agreed to the Pepper System Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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2.21	Last Restructure Date

For each loan shown in the Sample Pool, we confirmed whether the last restructure date shown on the Sample Pool agreed to that shown on the Pepper System Extracts. We found that the last restructure date agreed to the Pepper System Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22	Currency

For each loan shown in the Sample Pool, we confirmed whether the currency shown in the Sample Pool agreed with that shown on the Deed. We found that the currency agreed to that shown on the Deed, except for 1 case.

Deloitte reference	Description of exception
DT005	Deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.23	Current Instalment

For each loan shown in the Sample Pool, we confirmed whether the current instalment shown in the Sample Pool agreed with that shown on the Originator’s System, to within 1% for instalments identified as monthly and 3% for all other instalments. We found that the current instalment agreed to that shown on the Originator’s System, to within 1% for instalments identified as monthly and 3% for all other instalments, except for 1 case.

Deloitte reference	Description of exception
DT294	Sample Pool = €219.16; Originator’s System = €215.75

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.24	Loan Purpose

For each loan shown in the Sample Pool, we confirmed whether the loan purpose shown in the Sample Pool agreed with that shown on the Originator’s System or Originator Acquisition Extracts. We found that the loan purpose agreed to that shown on the Originator’s System or Originator Acquisition Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.25	Arrears Balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance shown in the Sample Pool agreed with that shown on the Originator’s System, as at the Cut-off Date. We found that the arrears balance agreed to that shown on the Originator’s System, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT165	Sample Pool = €3,023.37; Originator’s System = €3,196.17

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

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2.26	Number of Days in Arrears

For each loan shown in the Sample Pool, we confirmed whether the number of days in arrears shown in the Sample Pool agreed with that shown on the Originator’s System, as at the Cut-off Date. We found that the number of days in arrears agreed to that shown on the Originator’s System, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT277	Sample Pool = 1,279; Originator’s System = 991

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.27	Earliest Non-Payment Date

For each loan shown in the Sample Pool, we confirmed whether the earliest non-payment date shown in the Sample Pool agreed with that shown on the Originator’s System, as at the Cut-off Date. We found that the earliest non-payment date agreed to that shown on the Originator’s System, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT277	Sample Pool = 05/07/2021; Originator’s System = 16/04/2022

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.28	Borrower Nationality

For each loan shown in the Sample Pool, we confirmed whether the borrower’s nationality shown in the Sample Pool agreed with that shown on the borrower ID or Deed. We found that the borrower’s nationality agreed to that shown on the borrower ID or Deed, except for 1 case.

Deloitte reference	Description of exception
DT284	Sample Pool = Marruecos; Deed/borrower ID = España

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.29	Borrower Name(s)

For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool agreed to that shown on the borrower ID or Deed. We found that the borrower name(s) agreed to the borrower ID or Deed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.30	Property Community

For each property shown in the Sample Pool, we confirmed whether the property community shown in the Sample Pool agreed with that shown on the Deed, Nota Simple or Appraisal Certificate. We found that the property community agreed to that shown on the Deed, Nota Simple or Appraisal Certificate, except for 1 case.

Deloitte reference	Description of exception
DT035	Sample Pool = Other; Deed/Nota Simple/Appraisal Certificate = Pontevedra

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

8

2.31	Appraisal Amount

For each loan shown in the Sample Pool, we confirmed whether the appraisal amount shown in the Sample Pool agreed with the total collateral value shown on the Originator’s System or the Appraisal Certificate. We found that the appraisal amount shown in the Sample Pool agreed with the total collateral value shown on the Originator’s System or the Appraisal Certificate, except for 1 case.

Deloitte reference	Description of exception
DT182	Sample Pool = €105,918; Originator’s System = not shown, Appraisal Certificate unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.32	Appraisal Date

For each loan shown in the Sample Pool, we confirmed whether the appraisal date shown in the Sample Pool agreed with that shown on the Originator’s System or the Appraisal Certificate. We found that the appraisal date shown in the Sample Pool agreed with that shown on the Originator’s System or the Appraisal Certificate, except for 1 case.

Deloitte reference	Description of exception
DT182	Sample Pool = 19/12/2008; Originator’s System = not shown, Appraisal Certificate unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors

2.33	Current Appraisal Amount

For each property shown in the Sample Pool, we confirmed whether the current appraisal amount shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts. We found that the current appraisal amount shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.34	Current Appraisal Date

For each property shown in the Sample Pool, we confirmed whether the current appraisal date shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts. We found that the current appraisal date shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.35	Lien

For each property in the Sample Pool, we confirmed whether the lien shown on the Nota Simple or Deed was equal to or less than the lien shown on the Sample Pool. We found that the lien shown on the Nota Simple or Deed was equal to or less than the lien shown on the Sample Pool, except for 2 cases.

Deloitte reference	Description of exception
DT100	Sample Pool = 1; Nota Simple/Deed unavailable for this property
DT197	Sample Pool = 2; Nota Simple/Deed = 3

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

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2.36	Non Payment Date in Last 12 Months

2.36.1	For each loan in the Sample Pool, we confirmed whether the January 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the January 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.2	For each loan in the Sample Pool, we confirmed whether the February 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the February 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.3	For each loan in the Sample Pool, we confirmed whether the March 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the March 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.4	For each loan in the Sample Pool, we confirmed whether the April 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the April 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.5	For each loan in the Sample Pool, we confirmed whether the May 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the May 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.6	For each loan in the Sample Pool, we confirmed whether the June 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the June 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.7	For each loan in the Sample Pool, we confirmed whether the July 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the July 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.8	For each loan in the Sample Pool, we confirmed whether the August 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the August 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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2.36.9	For each loan in the Sample Pool, we confirmed whether the September 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the September 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.10	For each loan in the Sample Pool, we confirmed whether the October 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the October 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.11	For each loan in the Sample Pool, we confirmed whether the November 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the November 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.36.12	For each loan in the Sample Pool, we confirmed whether the December 2024 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the December 2024 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37	Monthly Collections Amount

2.37.1	For each loan in the Sample Pool, we confirmed whether the January 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the January 2024 monthly collections amount agreed to that shown on the Originator’s System, except for 1 case.
Deloitte reference	Description of exception
DT325	Sample Pool = -€955.33; Originator’s System = -€1,102

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.37.2	For each loan in the Sample Pool, we confirmed whether the February 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the February 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.3	For each loan in the Sample Pool, we confirmed whether the March 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the March 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.4	For each loan in the Sample Pool, we confirmed whether the April 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the April 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

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As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.5	For each loan in the Sample Pool, we confirmed whether the May 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the May 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.6	For each loan in the Sample Pool, we confirmed whether the June 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the June 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.7	For each loan in the Sample Pool, we confirmed whether the July 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the July 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.8	For each loan in the Sample Pool, we confirmed whether the August 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the August 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.9	For each loan in the Sample Pool, we confirmed whether the September 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the September 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.10	For each loan in the Sample Pool, we confirmed whether the October 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the October 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.11	For each loan in the Sample Pool, we confirmed whether the November 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the November 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.37.12	For each loan in the Sample Pool, we confirmed whether the December 2024 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the December 2024 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

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3.             Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.             Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 2 April 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact James Brighton on 0207 303 6333.

Yours truly,

/s/ Deloitte LLP

Deloitte LLP

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